Cover	Jul. 25, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 25, 2022, Ecoark Holdings, Inc. (the “Company”) filed a Current Report on Form 8-K describing a newly designated Series A Convertible Preferred Stock (“Series A”) of Fortium Holdings Corp. (“Fortium”) issued to the Company which due to a scrivener’s error in the Certificate of Designation inadvertently referred to Fortium distributing shares of Fortium common stock to Fortium’s shareholders rather than the Company distributing such Fortium shares to the Company’s shareholders. Fortium subsequently filed a Certificate of Correction to the Series A Certificate of Designation with the Nevada Secretary of State on July 29, 2022 for the sole purpose of correcting this scrivener’s error. The correct information is contained below in Item 1.01 of this Current Report on Form 8-K.
Document Period End Date	Jul. 25, 2022
Entity File Number	000-53361
Entity Registrant Name	Ecoark Holdings, Inc.
Entity Central Index Key	0001437491
Entity Tax Identification Number	30-0680177
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	303 Pearl Parkway Suite 200
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78215
City Area Code	800
Local Phone Number	762-7293
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ZEST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false